Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
As required by Item 402(v) of
Regulation S-K, we
are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed fiscal years. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the applicable years. Note that for our Named Executive Officers (each an “NEO”) other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to First PEO(1)	Compensation Actually Paid to Second PEO(1)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)	Adjusted EBITDA (in thousands)
							Total Shareholder Return	Peer Group Total Shareholder Return
2024	N/A	6,962,497	N/A	1,775,784	2,309,945	960,713	40.20	103.72	51,918	347,403
2023	N/A	7,132,091	N/A	1,904,420	2,322,168	1,158,681	51.45	109.63	(23,360)	248,880
2022	N/A	2,548,319	N/A	1,886,664	915,480	899,231	58.45	102.76	(20,145)	206,233
2021	7,234,574	8,123,233	8,207,367	16,199,112	2,713,792	3,627,261	46.26	63.42	(131,891)	125,940
2020	3,973,463	N/A	736,558	N/A	880,505	641,151	53.00	56.62	(307,045)	100,186

(1)	The PEO and the non-PEO NEOs for each year are as follows:

(i)	2024, 2023 and 2022: Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell, NEOs

(ii)	2021: Mr. Kearney, First PEO; Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell and Symington and Ms. Cougle, NEOs

(iii)	2020: Mr. Kearney, First PEO; Messrs. Russell, Lakey and Symington and Ms. Cougle, NEOs

(2)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
First PEO (Kearney) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	471,765	—	3,643,750	7,234,574	(3,119,059)	4,091,852	8,207,367
2020	709,637	354,825	12,825	3,973,463	(2,896,176)	(340,729)	736,558
Second PEO (Jardon) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2024	1,000,000	690,625	25,800	6,962,497	(5,246,072)	59,359	1,775,784
2023	1,000,000	937,500	25,200	7,132,091	(5,169,391)	(58,280)	1,904,420
2022	1,000,000	1,117,500	430,819	2,548,319	—	(661,655)	1,886,664
2021	1,149,618	1,008,900	12,000	8,123,233	(5,952,714)	14,028,593	16,199,112
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2024	456,288	252,099	129,933	2,309,945	(1,471,625)	122,393	960,713
2023	447,099	335,324	110,165	2,322,168	(1,429,580)	266,093	1,158,681
2022	445,328	398,123	72,029	915,480	—	(16,248)	899,231
2021	406,922	242,138	634,634	2,713,792	(1,430,265)	2,343,734	3,627,261
2020	345,357	151,244	5,332	880,505	(378,573)	139,219	641,151

(i)	Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2024 is further detailed in the supplemental table below.

Supplemental
Equity Component of CAP for FY 2024:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024	Change in Value of Prior Years’ Awards Unvested at 12/31/2024	Change in Value of Prior Years’ Awards That Vested in FY 2024	Fair Value of Prior Years’ Awards Forfeited in FY 2024	Equity Value Included in CAP
Second PEO (Jardon)	2,713,547	(2,834,539)	180,351	—	59,359
Average Non-PEO NEOs	761,202	(718,730)	79,920	—	122,393

(3)	The peer group used for total shareholder return is SPDR S&P Oil & Gas Equipment & Services ETF (XES).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The PEO and the non-PEO NEOs for each year are as follows:

(i)	2024, 2023 and 2022: Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell, NEOs

(ii)	2021: Mr. Kearney, First PEO; Mr. Jardon, Second PEO; Messrs. Fanning, Geddes, McAlister, Russell and Symington and Ms. Cougle, NEOs

(iii)	2020: Mr. Kearney, First PEO; Messrs. Russell, Lakey and Symington and Ms. Cougle, NEOs

Peer Group Issuers, Footnote	The peer group used for total shareholder return is SPDR S&P Oil & Gas Equipment & Services ETF (XES).
Adjustment To PEO Compensation, Footnote
(2)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
First PEO (Kearney) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	471,765	—	3,643,750	7,234,574	(3,119,059)	4,091,852	8,207,367
2020	709,637	354,825	12,825	3,973,463	(2,896,176)	(340,729)	736,558
Second PEO (Jardon) SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2024	1,000,000	690,625	25,800	6,962,497	(5,246,072)	59,359	1,775,784
2023	1,000,000	937,500	25,200	7,132,091	(5,169,391)	(58,280)	1,904,420
2022	1,000,000	1,117,500	430,819	2,548,319	—	(661,655)	1,886,664
2021	1,149,618	1,008,900	12,000	8,123,233	(5,952,714)	14,028,593	16,199,112
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Supplemental
Equity Component of CAP for FY 2024:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024	Change in Value of Prior Years’ Awards Unvested at 12/31/2024	Change in Value of Prior Years’ Awards That Vested in FY 2024	Fair Value of Prior Years’ Awards Forfeited in FY 2024	Equity Value Included in CAP
Second PEO (Jardon)	2,713,547	(2,834,539)	180,351	—	59,359
Average Non-PEO NEOs	761,202	(718,730)	79,920	—	122,393

Non-PEO NEO Average Total Compensation Amount	$ 2,309,945	$ 2,322,168	$ 915,480	$ 2,713,792	$ 880,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ 960,713	1,158,681	899,231	3,627,261	641,151
Adjustment to Non-PEO NEO Compensation Footnote
(2)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)			(ii)	(iii)
2024	456,288	252,099	129,933	2,309,945	(1,471,625)	122,393	960,713
2023	447,099	335,324	110,165	2,322,168	(1,429,580)	266,093	1,158,681
2022	445,328	398,123	72,029	915,480	—	(16,248)	899,231
2021	406,922	242,138	634,634	2,713,792	(1,430,265)	2,343,734	3,627,261
2020	345,357	151,244	5,332	880,505	(378,573)	139,219	641,151

(i)	Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2024 is further detailed in the supplemental table below.

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and the TSR performance of our common units with the TSR performance of our comparison group. For purposes of our equity compensation program, we use the SPDR S&P Oil & Gas Equipment & Services ETF (XES) as our comparison group. The TSR amounts in the graph assume that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested on a quarterly basis.

Compensation Actually Paid Versus TSR ($)
	12/31/20	12/31/21	12/31/22	12/31/23	12/31/24
Compensation Actually Paid to First PEO	736,558	8,207,367	—	—	—
Compensation Actually Paid to Second PEO	—	16,199,112	1,886,664	1,904,420	1,775,784
Average Compensation Actually Paid to Non-PEO NEOs	641,151	3,627,261	899,231	1,158,681	960,713
TSR	53.00	46.26	58.45	51.45	40.20
Peer Group TSR	56.62	63.42	102.76	109.63	103.72

Compensation Actually Paid vs. Net Income
The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and our Net Income (Loss).

Compensation Actually Paid Versus Net Income (Loss) ($)
	12/31/20	12/31/21	12/31/22	12/31/23	12/31/24
Compensation Actually Paid to First PEO	736,558	8,207,367	—	—	—
Compensation Actually Paid to Second PEO	—	16,199,112	1,886,664	1,904,420	1,775,784
Average Compensation Actually Paid to Non-PEO NEOs	641,151	3,627,261	899,231	1,158,681	960,713
Net Income (Loss)	(307,045)	(131,891)	(20,145)	(23,360)	51,918

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and our Adjusted EBITDA.

Compensation Actually Paid Versus Adjusted EBITDA ($)
	12/31/20	12/31/21	12/31/22	12/31/23	12/31/24
Compensation Actually Paid to First PEO	736,558	8,207,367	—	—	—
Compensation Actually Paid to Second PEO	—	16,199,112	1,886,664	1,904,420	1,775,784
Average Compensation Actually Paid to Non-PEO NEOs	641,151	3,627,261	899,231	1,158,681	960,713
Adjusted EBITDA	100,186	125,940	206,233	248,880	347,403

Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and the TSR performance of our common units with the TSR performance of our comparison group. For purposes of our equity compensation program, we use the SPDR S&P Oil & Gas Equipment & Services ETF (XES) as our comparison group. The TSR amounts in the graph assume that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested on a quarterly basis.

Compensation Actually Paid Versus TSR ($)
	12/31/20	12/31/21	12/31/22	12/31/23	12/31/24
Compensation Actually Paid to First PEO	736,558	8,207,367	—	—	—
Compensation Actually Paid to Second PEO	—	16,199,112	1,886,664	1,904,420	1,775,784
Average Compensation Actually Paid to Non-PEO NEOs	641,151	3,627,261	899,231	1,158,681	960,713
TSR	53.00	46.26	58.45	51.45	40.20
Peer Group TSR	56.62	63.42	102.76	109.63	103.72

Tabular List, Table
Narrative Disclosure to Pay Versus Performance Table
For the fiscal year ending December 31, 2024, the Company used Total Stockholder Return (TSR) to link PRSU equity grants to performance. In addition, the Company used two financial performance measures to link compensation actually paid to its NEOs to company performance under its annual cash incentive program, Adjusted EBITDA and Free Cash Flow. In addition to these financial performance measures, the Company also used Total Recordable Case Frequency and ESG as non-financial
performance measures under its annual cash incentive program. For a description of the Company’s PRSU grants, see page 27 and for a description of the Company’s annual cash incentive program, see page 25.

Important Performance Measures for 2024
TSR
Adjusted EBITDA
Free Cash Flow
Total Recordable Case Frequency
ESG
The following graphs compare various performance metrics with the compensation actually paid to our PEO(s) and other NEOs during each of the last five fiscal years. For compensation paid in 2021, we note that compensation paid to certain of our NEOs reflects amounts that were paid in connection with the Merger, including severance amounts that were not tied to performance measures. For this reason, we believe compensation paid in 2021 is not reflective of our ordinary course pay practices.

Total Shareholder Return Amount	$ 40.2	51.45	58.45	46.26	53
Peer Group Total Shareholder Return Amount	103.72	109.63	102.76	63.42	56.62
Net Income (Loss)	$ 51,918,000	$ (23,360,000)	$ (20,145,000)	$ (131,891,000)	$ (307,045,000)
Company Selected Measure Amount	347,403,000	248,880,000	206,233,000	125,940,000	100,186,000
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Total Recordable Case Frequency
Measure:: 5
Pay vs Performance Disclosure
Name	ESG
Kearney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 7,234,574	$ 3,973,463
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 8,207,367	$ 736,558
PEO Name				Mr. Kearney	Mr. Kearney
Jardon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,962,497	7,132,091	2,548,319	$ 8,123,233
PEO Actually Paid Compensation Amount	$ 1,775,784	$ 1,904,420	$ 1,886,664	$ 16,199,112	$ 0
PEO Name	Mr. Jardon	Mr. Jardon	Mr. Jardon	Mr. Jardon
PEO | Kearney [Member]
Pay vs Performance Disclosure
Salary				$ 471,765	709,637
Bonus and NonEquity Incentive Compensation				0	354,825
Other Compensation				3,643,750	12,825
PEO | Kearney [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,119,059)	(2,896,176)
PEO | Kearney [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,091,852	(340,729)
PEO | Jardon [Member]
Pay vs Performance Disclosure
Salary	$ 1,000,000	$ 1,000,000	$ 1,000,000	1,149,618
Bonus and NonEquity Incentive Compensation	690,625	937,500	1,117,500	1,008,900
Other Compensation	25,800	25,200	430,819	12,000
PEO | Jardon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,246,072)	(5,169,391)		(5,952,714)
PEO | Jardon [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,359	(58,280)	(661,655)	14,028,593
PEO | Jardon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,713,547
PEO | Jardon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,834,539)
PEO | Jardon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,351
Non-PEO NEO
Pay vs Performance Disclosure
Salary	456,288	447,099	445,328	406,922	345,357
Bonus and NonEquity Incentive Compensation	252,099	335,324	398,123	242,138	151,244
Other Compensation	129,933	110,165	72,029	634,634	5,332
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,471,625)	(1,429,580)		(1,430,265)	(378,573)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,393	$ 266,093	$ (16,248)	$ 2,343,734	$ 139,219
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	761,202
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(718,730)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 79,920